[Aetna Logo]     151 Farmington Avenue         Maria R. L. Stewart
                 Hartford, CT  06156           Contracts & Prospectus Unit, TS41
                                               Products Group
                                               (860) 273-6286
                                               Fax: (860) 273-3004


August 1, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Aetna Series Fund, Inc.
     File Nos. 33-85620 and 811-6352


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement and Statement of Additional Information Supplement contained in Post-Effective Amendment No. 6 to the Registration Statement for the above-referenced Registrant does not differ from that which was filed electronically on July 10, 1997. In addition, the text of the Prospectus and Statement of Additional Information has not changed since such filing; therefore, in reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 273-6286.


Sincerely,


/s/ Maria R. L. Stewart
Prospectus Unit